[Letterhead of Wachtell, Lipton, Rosen & Katz]

April 25, 2011

VIA EDGAR AND HAND DELIVERY

Michael McTiernan

Assistant Director

Division of Corporation Finance

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-0005

Re:	Alpha Beta Netherlands Holding N.V. Registration Statement on Form F-4 Filed April 7, 2011 File Number 333-173347

Dear Mr. McTiernan:

On behalf of Alpha Beta Netherlands Holding N.V. (“Holdco”), set forth below are responses to the comments of the Staff of the Division of Corporation Finance and the Staff of the Division of Trading and Markets (collectively, the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”) that you provided in your letter, dated April 9, 2011, with respect to the filing referenced above. We have included in this letter, where relevant, responses forwarded to us by counsel to, and/or representatives of, Holdco, NYSE Euronext, Deutsche Börse AG (“Deutsche Börse”), Perella Weinberg Partners LP (“PWP”), Deutsche Bank Securities Inc. (“DBSI”) and J.P. Morgan Securities LLC (“J.P. Morgan”) regarding the Staff’s comments relating to the filing referenced above. For the Staff’s convenience, the text of the Staff’s comments is set forth below in bold followed in each case by the response.

With this letter, Holdco is filing Amendment No. 1 (“Amendment No. 1”) to its Registration Statement on Form F-4 (the “Registration Statement”). We are providing supplementally to the Staff six copies of a version of Amendment No. 1 that has been marked by the printers to show the changes to the Registration Statement that was filed on April 7, 2011. All page references in the responses set forth below are to the pages of Amendment No. 1 that has been marked by the financial printers. All capitalized terms not herein defined have the meanings ascribed to them in Amendment No. 1.

Division of Corporation Finance

General

1.	Please confirm that you will file with the Commission all materials used to aid in the solicitation of proxies. Please provide us with copies of these materials and indicate the date they were first used. Please provide us with a form of the proxy card.

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

April 25, 2011

Holdco, NYSE Euronext and Deutsche Börse confirm that they will file with the Commission all materials used to aid in the solicitation of proxies in connection with the special meeting of NYSE Euronext shareholders. Copies of the materials used to date, indicating the date of first use, are being supplementally provided to the Staff under separate cover. A form of the proxy card has been filed as Exhibit 99.1 to Amendment No. 1.

2.	Please provide us with copies of the “board books” or similar documentation provided to the boards and management in connection with the proposed transaction. Such materials should include all presentations made by the financial advisors.

The presentation materials prepared by Perella Weinberg for the meeting of the NYSE Euronext board of directors on February 15, 2011 and by DBSI and J.P. Morgan for the meeting of the Deutsche Börse supervisory board on February 15, 2011 are being provided to the Staff under separate cover by counsel for each of the financial advisors, respectively, on a confidential and supplemental basis pursuant to Rule 12b-4 under the Exchange Act and Rule 418 under the Securities Act. In accordance with such Rules, each counsel has requested that the materials be returned promptly following completion of the Staff’s review thereof. By separate letter, each counsel also has requested confidential treatment of these materials pursuant to the provisions of 17 C.F.R. Section 200.83.

3.	We are aware of 2008 news reports stating that Deutsche Börse suggested that it would have no objections to an Iranian company listing on the Frankfurt Stock Exchange. Iran is identified by the U.S. Department of State as a state sponsor of terrorism, and is subject to U.S. economic sanctions and export controls. We note that your Form F-4 does not include disclosure regarding any contacts with Iran.

Please describe to us the nature and extent of any contacts of Deutsche Börse Group or NYSE Euronext during the last three fiscal years and the subsequent interim period, and any anticipated contacts of the newly combined group, with Iran or Iranian entities, whether through subsidiaries, affiliates, member exchanges, or other direct or indirect arrangements. Your response should describe any listing or other services, information, and support Deutsche Börse Group or NYSE Euronext has provided, or the newly combined group will provide, to Iran or Iranian entities, directly or indirectly. Your response also should describe any agreements, commercial arrangements, or other contacts Deutsche Börse Group or NYSE Euronext has had, or intends to have, with the government of Iran, entities controlled by that government, or any other Iranian entities that are, or whose affiliates are, included in the Specially Designated Nationals List maintained by the U.S. Department of the Treasury’s Office of Foreign Assets Control. Finally, your response should identify all Iranian entities included in the SDN List, or whose affiliates are included on the SDN List, whose securities are listed on exchanges that are members of Deutsche Börse Group or NYSE Euronext; clarify whether the newly combined group intends to allow the continued listing of the securities of such entities on its member exchanges; and discuss the effect of applicable OFAC regulations on the newly combined group.

Deutsche Börse and NYSE Euronext supplementally inform the Staff that neither Deutsche Börse nor NYSE Euronext currently have commercial arrangements or other contacts with the government of Iran, entities controlled by that government, or any other Iranian entities that are, or whose affiliates are, included in the Specially Designated Nationals List maintained by the

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

April 25, 2011

U.S. Department of the Treasury’s Office of Foreign Assets Control. Deutsche Börse and NYSE Euronext further supplementally inform the Staff that Holdco intends to comply at all times with the laws of all relevant jurisdictions in regards to Iranian and other EU and U.S. sanction and embargo regimes.

As discussed under the heading “Business of Deutsche Börse Group and Certain Information about Deutsche Börse Group—Legal Proceedings—Peterson v. Clearstream Banking, S.A., Citibank et al.,” Deutsche Börse’s Clearstream business initiated the closure of Iranian customers’ accounts in November 2007 and the remaining relevant accounts are blocked in Clearstream under the EU and U.S. Iran sanction regulations. Deutsche Börse supplementally informs the Staff that the Deutsche Börse Group does not provide IT services to Iran, and Iranian entities are not listed on the exchanges operated by Deutsche Börse Group.

NYSE Euronext supplementally informs the Staff that NYSE Euronext’s former joint venture, Atos Euronext Market Solutions (“AEMS”), had implementation, license and maintenance agreements with the Tehran Stock Exchange. NYSE Euronext further supplementally informs the Staff that upon AEMS becoming a wholly owned subsidiary of NYSE Euronext in 2008, all agreements were terminated pursuant to a separation agreement. The separation agreement covered a source code/binary license and provision of services. These services terminated in December 2009, and no further services have been provided since then.

Summary, page 1

4.	We note your disclosure on pages viii and five that, under certain circumstances, Deutsche Börse shareholders may receive a different amount or form of consideration than they would have received in the exchange offer. Please briefly describe the most likely circumstances that could result in a Deutsche Börse shareholder receiving more or less consideration, and please quantify those amounts where practicable. Please make corresponding changes in the applicable sections of the exchange offer document included as alternate pages that discuss the same issues with respect to possible “second step” transactions.

The Registration Statement has been revised on pages 5, 6, 39, 40, 138, 139, ALT-79, ALT-80 and elsewhere, as appropriate, in response to the Staff’s comment.

5.	Please disclose how you will value the NYSE restricted stock units and Deutsche Börse options that will be settled in cash.

The Registration Statement has been revised on pages 4 and 7 in response to the Staff’s comment.

6.	Please include in the summary a description of the material transaction fees that have been and will be incurred in connection with this transaction. Please clarify which fees are contingent upon approval and consummation of the merger.

The Registration Statement has been revised on page 7 in response to the Staff’s comment.

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

April 25, 2011

Reasons for the Combination, page 8

7.	Please provide a brief summary of the Deutsche Börse directors’ and NYSE Euronext directors’ reasons for the combination.

The Registration Statement has been revised on pages 9 and 10 in response to the Staff’s comment.

U.S. Securities and Exchange Commission, page 12

8.	Refer to the first sentence in this section. Please revise to clarify that, although completion of the transaction is subject to receipt of SEC approval of proposed rule changes relating to HoldCo and its subsidiaries, the SEC does not actually approve the combination.

The Registration Statement has been revised on page 14 in response to the Staff’s comment.

Termination of the Business Combination Agreement, page 16

9.	Please briefly describe the potential break-up fees.

The Registration Statement has been revised on pages17 and 18 in response to the Staff’s comment.

Holdco Selected Unaudited Pro Forma Condensed Consolidated Financial Information, page 25

10.	Please disclose a breakdown of total pro forma revenues by significant revenue stream for the period ended December 31, 2010.

The Registration Statement has been revised on page 27 in response to the Staff’s comment.

Holdco, Deutsche Börse Group and NYSE Euronext will incur..., page 33

11.	Please quantify these costs to the extent practicable.

The Registration Statement has been revised on pages 34 and 35 in response to the Staff’s comment.

Upon completion of the combination..., page 33

12.	Please quantify the potential financial consequences of these change-of-control provisions.

The Registration Statement has been revised on page 35 in response to the Staff’s comment.

Deutsche Börse Group and NYSE Euronext are exposed,..., page 46

13.	Please provide a more detailed discussion of the liquidity risks and liquidity position of the combined company.

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

April 25, 2011

The Registration Statement has been revised on page 48 and 49 in response to the Staff’s comment.

Deutsche Börse Group’s share of trading..., page 47

14.	Please explain the reference to “MTF.”

The Registration Statement has been revised on page 50 in response to the Staff’s comment.

Deutsche Börse Group’s and NYSE Euronext’s networks..., page 49

15.	We note the risk regarding your vulnerability to unauthorized access and computer viruses. Please disclose any significant instances of such events.

The Registration Statement has been revised on page 52 in response to the Staff’s comment.

Recent Developments and Outlook, page 64

16.	Please provide disclosure regarding the recently announced transaction in which NYSE Euronext will sell a majority of the NYSE AMEX options market.

The Registration Statement has been revised on page 67 in response to the Staff’s comment.

17.	On page 65, please briefly describe the business of the NYSE Blue joint venture.

The Registration Statement has been revised on page 67 in response to the Staff’s comment.

Background of the Combination, page 86

18.	Please disclose which party initiated merger discussions.

The Registration Statement has been revised on page 89 in response to the Staff’s comment. Deutsche Börse and NYSE Euronext supplementally inform the Staff that the parties mutually agreed to resume transaction discussions in the summer of 2010.

19.	In the background of the merger discussion, there are numerous references to strategic alternatives. Please disclose the alternatives considered, when they stopped being considered, and why.

The Registration Statement has been revised on page 89 in response to the Staff’s comment.

Projected Cost Savings..., page 101

20.	Please explain in greater detail how cost savings will be achieved in market operations.

The Registration Statement has been revised on page 104 in response to the Staff’s comment.

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

April 25, 2011

Projected Revenue Synergies…, page 101

21.	To the extent practicable, please provide more detailed quantitative guidance on the relative impact of derivatives, technology, and clearing to the projected revenue synergies calculation.

The Registration Statement has been revised on page 105 in response to the Staff’s comment.

22.	We note your statement that the registrant does not have an obligation to update the disclosure regarding the synergy forecasts to reflect circumstances existing after the date of the forecasts. Please confirm to us your understanding that the registrant has a duty to update the prospectus to address any material misstatements or omissions during the pendency of the offering. Please revise the prospectus accordingly. Similarly, on page ALT-54 of the exchange offer document, you state that you will update the exchange offer document “only to the extent required under the German Takeover Act.” Please confirm that where US rules would require an update or amendment of the offer materials, such information will be forthcoming with respect to US shareholders.

The Registration Statement has been revised on page 105 in response to the Staff’s comment. Holdco, Deutsche Börse and NYSE Euronext confirm that where U.S. rules would require an update or amendment of the U.S. offer materials, such update or amendment shall be made as required.

Opinion of the Financial Advisor to the NYSE…, page 102

23.	Please disclose whether Perella Weinberg assumed that the transaction would not be taxable to NYSE Euronext shareholders.

The Registration Statement has been revised on page 108 in response to the Staff’s comment.

24.	We note your disclosure on page 104 that Perella Weinberg, “with NYSE Euronext management’s guidance,” relied upon extrapolations from third party estimates with respect to NYSE Euronext, as well as relied upon extrapolations with respect to Deutsche Börse that were prepared by or on behalf of Deutsche Börse. We note that these “extrapolations” have not been disclosed in the registration statement. Please provide us a more detailed description of the “extrapolations” provided by the respective managements. We may have further comment.

The Registration Statement has been revised on page 107 in response to the Staff’s comment.

Selected Transactions Analysis, page 109

25.	Please identify the selected transactions considered.

The Registration Statement has been revised on page 113 in response to the Staff’s comment.

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

April 25, 2011

Opinion of Deutsche Bank…, page 111

26.	We note the disclosure that “DBSI did not review any financial forecasts or projections prepared by management of Deutsche Börse or NYSE Euronext and, with Deutsche Börse’s permission, relied on the broker projections.” However, we also note that DBSI reviewed “extrapolations from such [broker] forecasts as directed by the respective managements of Deutsche Börse and NYSE Euronext,” and that these “extrapolations” have not been disclosed in the registration statement. Please provide us a more detailed description of the “extrapolations” including who calculated them (management or financial advisor). Please provide a similar analysis with respect to the forecasts and extrapolations provided to J.P. Morgan by or on behalf of the management of Deutsche Börse. We may have further comment.

The Registration Statement has been revised on pages 116, 122 and 125 in response to the Staff’s comment.

27.	We note the disclosure here and in the prospectus summary that the DBSI financial analysis and the summary thereof are not being “provided for the use of any holders of NYSE Euronext shares.” Given that the NYSE Euronext shareholders are entitled to rely on the disclosure in the registration statement, please revise this language accordingly. Please make equivalent changes to the bolded language preceding the J.P. Morgan opinion summary on page 120.

The Registration Statement has been revised on pages 11, 12, 116 and 125 in response to the Staff’s comment to remove any implication that NYSE Euronext shareholders may not rely on the summary disclosure contained in the Registration Statement.

Summary of Material Financial Analyses, page 114

28.	Please explain the purpose of using February 11, 2011 price information.

The Registration Statement has been revised on page 119 in response to the Staff’s comment.

29.	Please disclose how the discount rate was chosen in the DCF, contribution and pro forma value/accretion dilution analyses.

The Registration Statement has been revised on page 122 in response to the Staff’s comment.

Capitalization, page 163

30.	It is unclear if the information you will provide is based on Holdco or Holdco after the pro forma effects of the transaction. Please disclose your pro forma cash and cash equivalents, capitalization, and indebtedness subsequent to the effects of the transaction.

The information set forth under the heading “Capitalization” is being presented in response to a requirement under German law, is limited to a date within 60 days of filing and does not show pro forma financial information. The Registration Statement has been revised on page 172 in response to the Staff’s comment to provide a cross reference to the Holdco Unaudited Pro Forma

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

April 25, 2011

Condensed Consolidated Financial Statements, which contain an unaudited pro forma balance sheet of Holdco.

31.	It is unclear why you have provided certain information for line items “Other,” “Income tax expense arising from current year,” and “Prior-period income taxes.” Please disclose why management has included these amounts.

The items referred to in Comment 31 erroneously appeared in the preliminary draft Registration Statement on Form F-4 provided to the Staff on March 15, 2011, but such items were corrected in the Registration Statement filed with the Commission on April 7, 2011 and such correction continues to be reflected in Amendment No. 1.

Exchange Ratio, Offer Period, and Settlement of the Exchange Offer, page 170

32.	You should prominently disclose here and in the exchange offer pages attached as an annex to this registration statement whether or not tendering Deutsche Börse shareholders may withdraw their tendered shares, and if so, by when. We understand that this term of the offer has not have been finally determined at this time, but when it is, you must revise the offer materials, including the alternate pages relating to the exchange offer and any relevant sections of the prospectus, to prominently describe. Revisions are necessary even if withdrawal rights are not being provided, as is apparently the case as of this time; in that case, you should prominently disclose this fact and the associated risks for tendering holders. Please confirm your understanding in your response letter.

The Registration Statement has been revised on page 161 and elsewhere, as appropriate, in response to the Staff’s comment, to clarify that withdrawal rights will be available during the acceptance period of the exchange offer, but will cease upon expiration of the acceptance period of the exchange offer. Holdco, NYSE Euronext and Deutsche Börse confirm their understanding of the need to prominently disclose whether or not tendering Deutsche Börse shareholders may withdraw their tendered shares.

33.	Briefly summarize the material differences between the acceptance period and the additional acceptance period referenced on page 170.

The Registration Statement has been revised on pages 161 and 162 in response to the Staff’s comment.

34.	Your current disclosure keys the payment for tendered shares off the date of publication of the results of the exchange offer by Holdco or the Bidder. Since target security holders may not be familiar with the German legal requirements for publication of those results, please revise to reference the payment date as compared to the expiration of the offer. In addition, clarify the reference to “banking days” to clarify whether you are referring to US or German banking days (you don’t address this until page ALT-53).

The Registration Statement has been revised on page 162 in response to the Staff’s comment.

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

April 25, 2011

Conditions to the Exchange Offer, page 154

35.	All offer conditions, except those relating to regulatory approvals necessary to consummation of the offer, must be satisfied or waived as of the expiration of the initial offer period. Please confirm your understanding.

Holdco, NYSE Euronext and Deutsche Börse confirm their understanding that, except for those conditions relating to regulatory approvals necessary for consummation of the exchange offer, all offer conditions must be satisfied or waived as of the expiration of the initial offer acceptance period. The conditions that will survive the initial offer acceptance period are outlined on page 163.

36.	See our last comment above. With respect to the listed offer conditions other than the 75% minimum tender condition, briefly explain in the prospectus when you expect them to be satisfied.

The Registration Statement has been revised on page 163 in response to the Staff’s comment.

Currency of the Exchange Offer, page 155

37.	Please explain what you mean by the statement that the “currency of the exchange offer and the Holdco shares is euro.” Since target security holders are being offered Holdco shares not cash in the offer, it is not apparent what you mean by this statement.

The Registration Statement has been revised on page 164 in response to the Staff’s comment.

Dilution, page 164

38.	In addition to presenting the proportionate net equity per Holdco share prior to the combination and upon completion of the combination, please separately show the impact of exchanging Deutsche Börse Group shares and the impact of merging with NYSE Euronext.

The Registration Statement has been revised on page 174 in response to the Staff’s comment.

Holdco Unaudited Pro Forma Condensed Consolidated Financial Statements.

Notes to Unaudited Pro Forma Condensed Consolidated Financial Statements

Note 4 – Pro Forma Adjustments, page 173

39.	Please provide us with your analysis supporting your determination that the national securities exchange registrations and certain trade names have indefinite lives. Within your response, please reference paragraphs 88 and 90 of IAS 38.

National securities exchange registrations (which are also called exchange medallions) represent rights to operate exchanges in perpetuity and allow the exchange operator to generate certain revenues (including listing fees and market data fees) and achieve certain cost reductions (including the absence of clearing charges on trades matched internally).

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

April 25, 2011

In accordance with paragraph 90 of IAS 38, management considered the following factors in assessing the useful lives of exchange medallions:

•	the expected use and potential use by another management team;

•	typical life cycles for the product and any public information on useful lives;

•	technical, technological, commercial or other types of obsolescence;

•	stability of the industry in which the asset operates and changes in the market demand;

•	expected actions by competitors;

•	level of maintenance expenditure required to obtain the future economic benefits; and

•	the period of control over the asset and legal or similar limits on the use of the asset.

In accordance with paragraph 88 of IAS 38, NYSE Euronext management concluded that there was no foreseeable limit to the period over which the national securities exchange registrations are expected to generate active net cash inflows. Illustrating the indefinite life of an exchange medallion, management noted that exchanges around the world have been operating their respective businesses for hundreds of years, including in New York, London, Amsterdam, Paris, and Brussels.

In addition, considering the factors included in paragraph 90 of IAS 38, NYSE Euronext management noted that there was no legal, regulatory, contractual, competitive, technological, commercial or other factors that would limit the use of the national securities exchange registrations. In addition, with reference to paragraph 90 (a) of IAS 38, exchange medallions do not require periodic renewals.

NYSE Euronext also notes that such accounting treatment is in line with the manner national securities exchange registrations have been treated in a number of business combinations involving NYSE Euronext and some of its competitors under both U.S. GAAP and IFRS.

As far as certain trade names, management concluded that the NYSE Euronext trade name (which encompasses the New York Stock Exchange (or NYSE) name) had an indefinite useful life. NYSE Euronext considered factors included in paragraph 90 of IAS 38 and determined that its long history, its expected usage post-combination and its prominence in the industry supported this conclusion. NYSE Euronext expects to amortize other names, including LIFFE, over 20 years.

40.	Please provide us with your analysis supporting your determination that customer relationships have a useful life of 20 years.

In order to determine a reasonable useful period for amortization of its customer relationship intangible assets, NYSE Euronext management measured customer attrition based on historical

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

April 25, 2011

statistical data in the cash trading, derivatives trading and technology businesses both in the United States and in Europe. While trading customer relationships exhibited lives in excess of 20 years, technology relationships were below 15 years.

In order to prepare the pro forma financial information, NYSE Euronext management deemed it reasonable to amortize the NYSE Euronext customer relationships on a straight-line basis over an average useful life of 20 years. As disclosed in the notes to the Holdco pro forma financial statements, the pro forma disclosures are based on preliminary valuation estimates and a final determination of the fair values of assets acquired and liabilities assumed and their amortization period will be performed upon consummation of the proposed combination.

Management, page 184

41.	Please provide more detailed disclosure regarding the relative powers and duties of the Committee, as compared to the CEO.

The Registration Statement has been revised on pages 194 and 195 in response to the Staff’s comment.

Right of Pre-emption, page 195

42.	Please disclose that U.S. holders’ ability to exercise pre-emption rights may be limited unless a Securities Act registration statement is filed, or include a cross reference to the risk factor that describes this risk in the “Shareholders of Holdco could be diluted in the future” risk factor. Please make similar revisions on page 410.

The Registration Statement has been revised on pages 206 and 452 in response to the Staff’s comment.

Business Segments, page 203

43.	We note from your disclosure on page 205 that the Eurex segment represents 41% of Deutsche Börse’s revenues. Please separately break out the percentages attributed to the derivatives business, the clearing business, and any other business.

The Registration Statement has been revised on page 217 in response to the Staff’s comment.

Business of Deutsche Börse Group and Certain information about Deutsche Börse Group

Material Contracts, page 219

44.	Certain of your agreements appear to have change of control provisions. Please revise your filing to discuss the impact of the proposed business combination on these agreements.

The Registration Statement has been revised on pages 231 and 232 in response to the Staff’s comment.

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

April 25, 2011

STOXX Shareholders’ Agreement, page 219

45.	Please tell us how you have accounted for the STOXX shareholders agreement. Within your response, please reference the authoritative accounting literature management relied upon.

Deutsche Börse supplementally informs the Staff that the STOXX Ltd. shareholders’ agreement between Deutsche Börse and SIX Group AG dated November 12, 2009 includes the following rights in respect of the sale of shares in STOXX:

(1)	Right of first offer of Deutsche Börse; and

(2)	Sale to a third party if the right of first offer is not exercised by Deutsche Börse.

There is no contractual obligation for Deutsche Börse to accept the shares of STOXX offered by SIX Group AG. Accordingly, no liability had been recognized according to IAS 32.11 “financial liabilities.”

Facility Agreement Clearstream Banking S.A. and Deutsche Börse, page 220

46.	We will continue to monitor your filing for resolution of your request for a waiver of the change of control provision in connection with the combination.

Deutsche Börse supplementally informs the Staff that, as noted in the Registration Statement filed with the Commission on April 7, 2011, the request for a waiver has been granted. The information appears on page 232 of Amendment No. 1.

Selected Historical Financial Information of Deutsche Börse Group, page 241

47.	Please tell us how you have complied with Item 3(d) or tell us how you determined it was unnecessary to present selected historical financial information as of and for each of the years ended December 31, 2007 and December 31, 2006.

Deutsche Börse supplementally informs the Staff that the Registration Statement filed with the Commission on April 7, 2011 presented selected historical financial information as of and for each of the years ended December 31, 2007 and December 31, 2006. The information appears on pages 254, 255 and 256 of Amendment No.1.

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

April 25, 2011

48.	It is unclear how you determined that your working capital as of December 31, 2010 is (€2,788.8) million. Please advise or revise.

Deutsche Börse supplementally informs the Staff that the inclusion of the items referred to in Comment 48 was an error in the preliminary draft Registration Statement on Form F-4 provided to the Staff on March 15, 2011. The error was corrected in the Registration Statement filed with the Commission on April 7, 2011 and this correction is reflected on page 255 of Amendment No. 1.

Management’s Discussion and Analysis of Financial Condition and Results of Operations of Deutsche Börse Group, page 244

49.	We note your disclosure on page 47 relating to the decline of Deutsche Börse’s share of trading in Deutsche Börse Group listed securities. We also note your trend disclosure in the first two bullet points on page 198 relating to convergence and competition between exchange-traded and OTC-traded derivatives, as well as to globalization of both markets and market operators. Lastly, we note your disclosure in the second paragraph on page FIN-90 regarding the price reductions implemented in 2009 and 2010. To the extent any of these items constitute material trends, please include in the MD&A section a discussion of those trends and how you expect the trends to affect your future business. Refer to Release 33-8350.

The Registration Statement has been revised on page 258 in response to the Staff’s comment.

Liquidity risk, page 273

50.	We note your disclosure on page FIN-150 that you have a comfortable liquidity situation. Please revise your filing to quantitatively disclose your sources of liquidity. This information should include total assets by type of investment, whether any portion of the assets have been pledged as collateral by you on either a mandatory or voluntary basis, the ease with which you could liquidate these assets, and any expected surplus or deficiency generated in your sources of liquidity after meeting all funding and regulatory requirements in a stressed environment.

The Registration Statement has been revised on page 285 through 288 in response to the Staff’s comment.

Critical Accounting Policies and Estimates, page 274

51.	Please tell us how you determined that it was unnecessary to discuss your accounting policy for impairment of financial assets and your accounting policy for income taxes. Please refer to Release 33-8040.

The Registration Statement has been revised on pages 290 and 291 in response to the Staff’s comment.

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

April 25, 2011

Summary disclosures about contractual obligations, page 276

52.	Please revise the format of your contractual obligations disclosures for consistency with Item 12 of Form F-4. Specifically, please revise your disclosure to aggregate this information within one table and to provide the appropriate periods. Further, please tell us how you determined it was unnecessary to include contractual obligations disclosures for your long-term debt obligations and the related interest payments.

The Registration Statement has been revised on page 291 in response to the Staff’s comment.

Off-balance sheet arrangements, page 278

53.	In light of your exposure to the Automated Securities Fails Financing program and the ASLplus securities lending program, please tell us how you determined that Deutsche Börse Group does not have any material off-balance sheet arrangements. Please refer to Item 12 of Form F-4.

The Registration Statement has been revised on page 293 in response to the Staff’s comment.

Management’s Discussion and Analysis of Financial Condition and Results of Operations of NYSE Euronext, page 333

54.	We note your disclosure on page 47 relating to the decline of NYSE Euronext’s share of trading in NYSE Euronext listed securities, which also impacts tape revenues. We also note your trend disclosure in the first two bullet points on page 198 relating to convergence and competition between exchange-traded and OTC-traded derivatives, as well as to globalization of both markets and market operators. To the extent any of these items constitute material trends, please include in the MD&A section a discussion of those trends and how you expect the trends to affect your future business. Refer to Release 33-8350.

The Registration Statement has been revised on page 358 in response to the Staff’s comment.

Liquidity and Capital Resources, page 350

55.	Please tell us in greater detail how your clearing business impacts your liquidity.

The Registration Statement has been revised on page 376 in response to the Staff’s comment.

Cash Flows, page 350

56.	Tell us your consideration of providing liquidity disclosures to discuss the potential tax impact associated with the repatriation of undistributed earnings or foreign subsidiaries. In this regard, consider disclosing the amount of cash that is currently held by NYSE Euronext’s foreign subsidiaries and disclose the impact of repatriating the undistributed earnings of foreign subsidiaries. Please refer to Item 303(A)(I) of Regulation S-K and Section IV of Release 33-8350.

The Registration Statement has been revised on page 374 in response to the Staff’s comment.

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

April 25, 2011

Summary Disclosures About Contractual Obligations, page 352

57.	Please tell us why you have not quantified NYSE Euronext’s obligations for other post-retirement benefits and unrecognized tax positions discussed at footnote (1) to this table. Please refer to footnote 46 in Release 33-8350.

The Registration Statement has been revised on page 377 in response to the Staff’s comment.

Credit Risk, page 357

58.	We note your disclosure regarding your risk of counterparty default. Please quantify this risk to the extent practicable.

The Registration Statement has been revised on page 381 in response to the Staff’s comment.

Certain Material Tax Considerations, page 428

59.	We note your disclosure of “Certain Material Tax Considerations.” Please confirm to us that the disclosure discusses all material tax consequences and revise the header as appropriate.

The Registration Statement has been revised on page 470 in response to the Staff’s comment.

60.	We note your disclosure that non-residents will not be subject to Dutch income or corporate taxes and that there will be no gift or inheritance taxes under Dutch law. Please file a tax opinion supporting these conclusions or advise us why this is not required by Item 601(b)(8) of Regulation S-K.

In response to the Staff’s comment, Stibbe N.V., special counsel to Holdco, has provided an opinion pursuant to Item 601(b)(8) of Regulation S-K. The opinion is included as Exhibit 8.3 to Amendment No. 1.

Legal Matters, page 441

61.	Please disclose the identity of any tax counsel issuing an opinion in connection with the registration statement.

The Registration Statement has been revised on page 483 in response to the Staff’s comment.

Exhibit 5.1

62.	In paragraph 4.7 of the Linklaters legal opinion, counsel makes an assumption regarding the registrant’s authorized share capital. It is not appropriate for counsel to assume sufficient share authorization in connection with a “validly issued” opinion. Please re-vise or advise.

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

April 25, 2011

Linklaters has revised its opinion in response to the Staff’s comment. The revised opinion has been filed as Exhibit 5.1 to Amendment No. 1.

63.	In the last paragraph of the Linklaters opinion, counsel states that the opinion is “solely” for the board’s benefit. This limitation is inappropriate because it suggests that NYSE Euronext and Deutsche Börse AG shareholders may not rely on the opinion in making their investment decision. Please provide a revised opinion that omits this limitation on reliance.

Linklaters has revised its opinion in response to the Staff’s comment. The revised opinion has been filed as Exhibit 5.1 to Amendment No. 1.

64.	Please advise us why you have not filed as exhibits any of the material contracts described on page 219 or any of the Deutsche Base compensation agreements.

We respectfully refer the staff to Exhibits 10.59 through 10.63 for copies of Deutsche Börse’s material contracts within the meaning of Regulation S-K, Item 601(b)(10).

Deutsche Börse respectfully submits that the compensation arrangements currently in place at Deutsche Börse have not been disclosed because they are not representative of Holdco’s compensation arrangements post-closing. To the extent members of Deutsche Börse’s executive board will serve as executive officers or directors of Holdco, they will enter into new agreements with Holdco, which are not yet in place. Those agreements will be filed as material contracts when available to the extent required by Regulation S-K, Item 601(b)(10).

Consolidated Financial Statements of NYSE Euronext

Notes to the Consolidated Financial Statements

Note 2 – Significant Accounting Policies

General

65.	Please tell us how you have accounted for any open trades and collateral received as part of your clearing business. Within your response, please reference the authoritative accounting literature management relied upon.

NYSE Euronext respectfully refers the Staff to the disclosure added to the Registration Statement on page 376 in response to Comment 55, which NYSE Euronext believes addresses this Comment 65 as well.

Note 16 – Income Taxes, page FIN-51

66.	We note your line item for ‘Foreign operations’ in your reconciliation between statutory and effective rates. Please explain how the foreign operations reconciliation item is determined in each fiscal year and identify the significant components of this item.

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

April 25, 2011

NYSE Euronext supplementally advises the Staff that the “Foreign operations” reconciliation item represents a sum of NYSE Euronext’s foreign income tax expense of on-going foreign operations where the applicable tax rate is lower than the U.S. statutory rate.

For the fiscal year 2010, the effective tax rate of the foreign operations is lower than the statutory rate primarily due to higher earnings generated from our foreign operations where the applicable tax rate is lower than the statutory rate.

For the fiscal year 2009, the effective tax rate of the foreign operations is lower than the statutory rate primarily due to lower tax rates on foreign operations and the expiration of the statute of limitations in certain foreign jurisdictions. In addition, the $355 million termination payment to LCH.Clearnet in connection with our LiffeClearing arrangements significantly reduced NYSE Euronext’s pre-tax income, which in turn impacted the “Foreign operations” reconciliation item.

For the fiscal year 2008, the effective tax rate of the foreign operations is higher than the statutory rate primarily due to the $0.5 billion impairment charge related to the national securities exchange registration of our European Cash Trading and Listings reporting unit. Such impairment charge was not deductible for tax purposes.

Note 17 – Commitments and Contingencies

Legal Matters, page FIN-55

67.	We note your disclosure that you do not believe that the results of various proceedings will have a material adverse effect on NYSE Euronext’s operating results or financial condition. Please tell us whether these losses will have a material effect on the financial statements as a whole, rather than on just NYSE Euronext’s operating results or financial condition.

NYSE Euronext supplementally advises the Staff that it does not believe that the results of the various proceedings set forth will have a material adverse effect on NYSE Euronext’s financial statements as a whole.

Consolidated Financial Statements of Deutsche Börse AG

General

68.	We will continue to monitor your filing for the inclusion of audited financial information for the twelve month period ended December 31, 2008.

The financial information for Deutsche Börse for the twelve month period ended December 31, 2008 appears on beginning on page FIN-54.

Report of Independent Registered Public Accounting Firm, page FIN-60

69.	Please have your auditors revise their opinion to include their signature.

The auditors’ opinion has been signed and appears on page FIN-51.

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

April 25, 2011

Consolidated statements of income, page FIN-61

70.	Please explain why revenue has been presented on the face of the income statement before and after Volume related costs. Refer to paragraph 10 of IAS l8.

Deutsche Börse supplementally informs the Staff that, as required by paragraph 10 of IAS 18, the amount of revenue is measured at the fair value of the consideration received or contractual amounts due, taking into account any trade discounts and volume rebates for the client/customer. Any such applicable discounts or rebates are presented on a net basis against the revenue line in Deutsche Börse’s income statement. Because volume-related costs comprise a significant portion of Deutsche Börse’s cost structure, Deutsche Börse has included a subtotal within the Deutsche Börse income statement for information purposes in accordance with paragraph 85 of IAS 1. Volume-related costs, as defined by Deutsche Börse Group, comprise costs for information providers, custody fees and other costs with non-client/customer third parties that depend on revenues.

71.	Please tell us how you have complied with IFRS 5, or tell us how you determined it was not necessary to present the operating results of Avox Ltd. and BSP Regional Energy Exchange LLC as discontinued operations.

Deutsche Börse supplementally informs the Staff that BSP Regional Exchange LLC belonged to the Eurex segment, but it was neither a major line of business nor a geographical area of operation in accordance with IFRS 5.32 (a).

Avox Ltd. belonged to the Market Data & Analysis segment of Deutsche Börse Group, but was not a significant subsidiary or major line of business/geographical area of operation in this segment. Deutsche Börse retains other operations within the Market Data & Analysis segment. Accordingly, the disposal of Avox Ltd. was not classified as a discontinued operation in accordance with IFRS 5.32 (a).

Consolidated statements of comprehensive income, page FIN-62

72.	Please tell us the nature of the hidden reserves and how you have accounted for them. Please cite the accounting literature relied upon.

Deutsche Börse supplementally informs the Staff that Deutsche Börse Group had an interest in STOXX Ltd. of 33.33% before the business combination with STOXX Ltd. that took place on December 29, 2009. This interest was accounted for using the equity method until December 29, 2009. The “hidden reserves” included in the statement of comprehensive income relate to the required revaluation of the assets and liabilities acquired in previous transactions as part of the business combination achieved in stages with STOXX Ltd. in accordance with paragraph 59 of IFRS 3 (2004). The amount represents the difference between the carrying amount of the 33.33% interest in STOXX held before the business combination took place on December 29, 2009 and their fair values. Deutsche Börse has changed the denotation of the line item in the consolidated statement of comprehensive income from hidden reserves to revaluation amount to clarify the character of the line item accordingly. Deutsche Börse has also modified the description in its consolidated statement of comprehensive income on page FIN-54 to “revaluation amount” to more clearly disclose the nature of this amount.

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

April 25, 2011

Consolidated statements of cash flow, page F1N-65

73.	We note your line item “net (increase)/net decrease in current receivables, securities and liabilities from banking business with an original term greater than three months.” First, please tell us how you have complied with paragraph 15 of IAS 7, or tell us how you determined it was appropriate to present this line item within investing activities. Second, please tell us how you have complied with paragraphs 22-24 of IAS 7, or tell us how you determined it was appropriate to present cash receipts and cash payments on a net basis. Third, please tell us how you determined it was appropriate to aggregate current receivables, securities, and liabilities into one line item.

Deutsche Börse supplementally informs the Staff that Deutsche Börse is not a financial institution and Deutsche Börse Group is not predominantly comprised of financial institutions, although it does include financial institutions that influence the group’s results and cash flows. Accordingly, Deutsche Börse Group prepares its cash flow statement as a non-financial institution.

As an international central securities depository, Clearstream provides the post-trade infrastructure for the Eurobond market and services for securities for many markets. The services include the issuance, settlement and custody of securities as well as investment fund services and global securities financing. As a central securities depository, Clearstream also provides the post-trade infrastructure for the German securities industry, offering access to various markets in Europe. The line items “receivables and securities from banking business” and “liabilities from banking business” reflect these business activities.

Clearstream customers often leave large amounts of cash deposited on their accounts with Clearstream in order to ensure settlement efficiency. In the event that a customer has insufficient funds available for settlement, Clearstream may decide to advance funds at an interest rate that is relatively unattractive to customers compared with other funding sources or to block settlement until the customer remits additional funds. The surplus customer deposits are invested largely overnight or via term deposits or reverse repo transactions by Clearstream’s treasury department. Deutsche Börse regards the original term of the term deposits or reverse repo transactions as being an investment decision.

Deutsche Börse has defined cash as being bank balances, term deposits or reverse repo transactions with an original maturity of three months or less in accordance with IAS 7.7. Thus, the term deposits or reverse repo transactions made by treasury with an original maturity of greater than three months are not regarded as cash. Equally, such term deposits are not held for dealing or trading purposes and so do not fall under operating cash flows as defined by IAS 7.15. As the decision to invest for periods of up to six months is an investment decision, Deutsche Börse Group has decided to disclose movements in such deposits within cash flows from investing activities.

The alternative of including movements in such term deposits within “cash flows from operating activities” would potentially result in large variations in this key performance indicator unrelated to the operating performance of the business but solely reflecting short term investment decisions of Clearstream’s treasury department. This would severely limit the usability and relevance of this indicator.

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

April 25, 2011

As noted above, Clearstream’s customers usually deposit large amounts on their Clearstream accounts to ensure settlement efficiency. Furthermore, the customers can use settlement facilities of Clearstream for short-term borrowings if they do not have enough cash available to allow for settlement. As both balances are mainly driven by the settlement business of Clearstream with material amounts passing through Clearstream’s accounts each day, Deutsche Börse considered it appropriate to show the balances in one line item within the Cashflow Statement to be analogous to IAS 7.22 (a) and also in accordance with IAS 7.22 (b) because the turnover of these amounts is quick and the amounts are material.

Current receivables from the banking business comprise short-term reverse repurchase agreements, money market placements and balances on nostro accounts and available for sale securities. Current liabilities from the banking business are primarily comprised of customer deposits from settlement business and money market lendings. Because the balances out of the settlement business are determined by Clearstream’s customers and, therefore, are not manageable by Deutsche Börse Group, only the net balance of the current receivables and liabilities from the banking business (adjusted by available for sale securities which are not part of the cash funds) is classified as an integral part of Deutsche Börse Group’s cash management and presented as a single line item.

74.	Please remove your disclosure of cash flow per share or explain your basis for presenting it under IFRS. Also, please note ASR 142 which indicates that the presentation of cash flow per share in filings with the Commission is not appropriate.

In response to the Staff’s comment, references to cash flow per share has been deleted in Amendment No. 1.

Notes to Consolidated Financial Statements of Deutsche Börse AG

General

75.	We note your use of the word “Group” in the financial statement footnotes. Please define Group within your footnotes.

The Registration Statement has been revised on page FIN-59 in response to the Staff’s comment.

2. Basis of consolidation, page FIN-70

76.	Please expand your disclosure to clarify why you have presented the information on pages FIN-70 through FIN-74.

The Registration Statement has been revised beginning on page FIN-59 in response to the Staff’s comment.

77.	We note footnote 2 to the table on page FIN-71. Please tell us what you mean by “before profit transfer or loss absorption.” Further, please tell us how you determined it is appropriate to present net profit/loss “before profit transfer or loss absorption” for certain entities and by some other measure for other entities.

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

April 25, 2011

Several subsidiaries of Deutsche Börse have executed profit and loss transfer agreements, leading to the result that the entity transferring its profit to another entity shows no result for the period. All profit and loss transfer agreements are intercompany, and, therefore, the total net income is not affected by these agreements. Following Deutsche Börse’s decision to reduce the information provided in note 2 to address only IFRS requirements, this information is no longer presented within note 2.

78.	We note your table of fully consolidated subsidiaries on page FIN-71. Please expand your disclosure to address in greater detail why you control these subsidiaries that you have an equity interest of 50% or less. We note that you have provided footnote disclosure at the bottom of your table. Refer to paragraph 41(a) of IAS 27.

The Registration Statement has been revised on pages FIN-61 and FIN-62 in response to the Staff’s comment.

79.	We note your disclosure on FIN-70 that the financial information for associates and joint ventures is presented in accordance with the generally accepted accounting principles in the companies’ countries of domicile. We also note your disclosure regarding associates and joint ventures accounted for using the equity method on page FIN-74. Please tell us how you determined that it was not necessary to present this information in accordance with IFRS as issued by the IASB.

The Registration Statement has been revised on page FIN-62 in response to the Staff’s comment.

80.	Please explain why the table of associates and joint ventures accounted for using the equity method as of December 31, 2009 presents financial information as of December 31, 2010. Please explain why financial information of entities accounted for using the equity method is not presented for both December 31, 2009 and 2010. Refer to paragraph 37(b) of IAS 28 and paragraphs 38 and 39 of IAS 1.

The Registration Statement has been revised on page FIN-64 in response to the Staff’s comment.

81.	We note footnote 2 to the table on page FIN-74. Please clarify whether or not the preliminary figures disclosed are used to apply the equity method. If preliminary figures are used to apply the equity method, please disclose when final figures are expected to be available, disclose whether or not the preliminary information used is prepared in accordance with IFRS as issued by the IASB, and disclose the impact of using preliminary rather than final financial information for each period presented. Please explain how you account for differences between the preliminary figures and the final figures when they are material.

Deutsche Börse supplementally informs the Staff that, because the final financial figures of the associates and joint ventures as of December 31, 2008, 2009 and 2010 are usually not available when the financial statements of Deutsche Börse Group are prepared, the equity method is applied to the preliminary figures of each company. The final approved figures as of each closing date become available between March and April of the following year. Currently, some final figures are still outstanding for the year 2010 as is evident from the table on page FIN-64.

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

April 25, 2011

If material deviations occur, Deutsche Börse applies the following accounting policy: If the information becomes available before Deutsche Börse’s financial statements are authorized, Deutsche Börse will recalculate the amount for the equity method of the applicable company and post the necessary adjustment to include the information in the financial statements for the applicable period. If Deutsche Börse receives the information after authorization of Deutsche Börse’s financial statements, Deutsche Börse accounts for the differences in the following period without adjusting prior year figures. Based on Deutsche Börse’s accounting policy, Deutsche Börse considers adjustments below 1% of EBIT immaterial.

For the periods 2008, 2009 and 2010, no differences, individually or in the aggregate, exceeding the 1% threshold were identified.

82.	We note your table on page FIN-74 and that certain of your associates and joint ventures were owned at a level less than 20%. Please tell us how you have complied with paragraph 37(c) of IAS 28, or tell us how you determined that it was not necessary to disclose how you have determined you have significant influence.

Deutsche Börse supplementally informs the Staff that, to comply with IAS 28.37 (c) Deutsche Börse has analyzed the bylaws and further contracts of the investees. Following this analysis, Deutsche Börse has concluded that the presumption that the Deutsche Börse Group has no significant influence due to the fact that the (potential) voting power is less than 20% of the investee is overcome. Accordingly, the Registration Statement has been revised on page FIN-65 in response to the Staff’s comment.

83.	Please tell us how you have complied with paragraph 41(b) of IAS 27, or tell us how you determined that it was not necessary to disclose why your ownership of 50.01% of Scoach Holding S.A. Luxembourg does not constitute control.

Deutsche Börse supplementally informs the Staff that, to comply with IAS 27.41 (b), Deutsche Börse Group has analyzed the cooperation agreement for Scoach between SIX Swiss Exchange AG and Deutsche Börse Group, including any amendments thereto, to evaluate all rights with regards to the classification as participation and minority rights. Following this analysis, Deutsche Börse supplementally informs the Staff that it has concluded that the minority shareholder has material participation rights, especially with regards to the financial and operating policies. Based on this analysis, Deutsche Börse Group has no control over Scoach Holding S.A. Accordingly, the Registration Statement has been revised on page FIN-64 in response to the Staff’s comment.

3. Accounting policies, page FIN-74

84.	Please, revise your filing to clarify whether or not the Group-wide accounting principles applied for subsidiaries are in accordance with IFRS as issued by the IASB for all periods presented. This comment also applies to your disclosure on page FIN-69 where you indicate that the consolidated financial statements for the year ended December 31, 2010 have been prepared in accordance with IFRS as issued by the IASB,

The Registration Statement has been revised on pages FIN-59 and FIN-66 in response to the Staff’s comment.

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

April 25, 2011

85.	We note that, for reasons of materiality, you have not adjusted single-entity financial statements of associates to comply with uniform Group accounting policies. Please tell us how you determined it was not material to adjust these financial statements to comply with IFRS as issued by the IASB.

Deutsche Börse supplementally informs the Staff that the result from equity investments for the years 2008 through 2010 was not material for Deutsche Börse Group compared with EBIT. Nevertheless, Deutsche Börse Group reviews all financial reports of the associates and joint ventures. Most of Deutsche Börse’s associates’ and joint ventures’ financial reports are based on IFRS. However, two companies (as of December 31, 2010) provide Deutsche Börse Group with U.S. GAAP financials, and three companies present their financials in accordance with other accounting standards. Deutsche Börse has identified the following main accounting areas that might cause material differences between local GAAP and IFRS: revenue recognition, financial instruments, employee benefits, impairments and income taxes. However, this list is not exhaustive. As of December 2010, 2009 and 2008 Deutsche Börse analyzed the financial reports provided to identify any material differences between local GAAP and IFRS and concluded that, based on the business operations of the investees and the accounting policies applied by them, there were no material differences between IFRS and the investee’s local GAAP.

Research and development costs, page FIN 76

86.	We note that you refer to the criteria set out in IAS 38. Please expand your disclosure to specify the criteria applied rather than referring to the standard.

The Registration Statement has been revised on pages FIN-67 and FIN-68 in response to the Staff’s comment.

87.	We note your disclosure that “Own expenses capitalised have no longer been reported separately as income in the consolidated income statement since 1 January 2010.” You also state that prior periods have been adjusted. Please clarify the nature of this change. Please explain why this change did not require the presentation of an opening balance sheet as of the earliest period presented. Refer to paragraph 10(1) of IAS 1.

Deutsche Börse supplementally informs the Staff that the disclosure relates to a reclassification of capitalized development costs in the Deutsche Börse income statement. Prior to 2010, Deutsche Börse presented capitalized development costs in a separate line within the Deutsche Börse income statement. The Deutsche Börse income statements now present capitalized development costs as an offset to staff costs and other operating expenses for all periods presented. The balance sheet was not affected. Accordingly, Deutsche Börse did not apply IAS 1.10 (f).

Financial assets, page FIN-77

88.	We note your disclosure that “joint ventures or other associates that are insignificant for the presentation of a true and fair view in the consolidated financial statements are not accounted for using the equity method, but are carried at cost.” Please indicate the number of entities that are accounted for at cost and explain how you determine whether or not an entity is insignificant. Additionally, provide us with an analysis that addresses the impact of

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

April 25, 2011

accounting for these joint ventures and associates at cost, rather than the equity method, both individually and in the aggregate.

Deutsche Börse supplementally informs the Staff that this exception is applied only to the OCC (formerly “the Options Clearing Corp.”) for the periods 2008 to 2010. As this company usually refunds the net income achieved to its clearing members, no material income effect occurred. Based on the Deutsche Börse Group’s interest of 20% in OCC, the financial statements of Deutsche Börse Group would show a decrease of the result from equity investments of $0.2 million for 2008 and 2009 each and an increase of the result from equity investments of $1.6 million for 2010. If the interest in OCC were accounted for by applying the equity method, there would be a decrease of EBIT for 2008 and 2009 of (0.01)% and (0.02)% and an increase of EBIT in 2010 of 0.3%. As long as Deutsche Börse’s threshold of 1% of EBIT of the applicable year is not exceeded, Deutsche Börse’s accounting policy foresees no adjustment.

Financial instruments

Impairment of financial assets, page FIN-80

89.	Please revise your filing to clarify your policy for identifying impairment of financial assets. Specifically, your policy should address how you determine whether there is any objective evidence that a financial asset may be impaired. Please refer to paragraph 59 of IAS 39.

The Registration Statement has been revised on page FIN-72 in response to the Staff’s comment.

Group Share Plan, phantom stock option plan and Stock Bonus Plan (SBP), page FIN-85

90.	Please revise your filing to disclose how you considered the service period in your determination of the amount recognized in the income statement for phantom stock options and the Stock Bonus Plan. Please refer to paragraph 32 of IFRS 2.

The Registration Statement has been revised on page FIN-76 in response to the Staff’s comment.

12. Income tax expense, page FIN-96

91.	Please clarify for us what you mean by the term “composite tax rate” that you have used on page FIN-98. To the extent that the composite tax rate is the combination of rates used in several jurisdictions, please tell us the nature of the reconciling item for “effects resulting from different tax rates” within your table on page FIN-98. Please refer to paragraph 85 of IAS 12.

Deutsche Börse supplementally informs the Staff that the combined tax rate of 28% reflects the German taxes only and consists of the German trade income tax rate (at a multiplier of approximately 348% on the tax base value of 3.5%), corporation tax of 15% and the 5.5% solidarity surcharge on the corporation tax.

The word “composite” has been replaced with “combined” on page FIN-89 in response to the Staff’s comment to clarify that this is not a composite tax rate combining rates used in several jurisdictions.

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

April 25, 2011

13. Intangible assets

Other intangible assets, page FIN-104

92.	Please provide us with your analysis supporting your determination that ISE’s exchange license and STOXX trade name have indefinite lives. Within your response, please reference paragraphs 88 and 90 of IAS 38.

Deutsche Börse supplementally informs the Staff that, in accordance with IAS 38.90, Deutsche Börse considered the following factors in assessing the useful lives of ISE’s exchange license:

•	the expected use and potential use by another management team;

•	typical life cycles for the product and any public information on useful lives;

•	technical, technological, commercial or other types of obsolescence;

•	stability of the industry in which the asset operates and changes in the market demand;

•	expected actions by competitors;

•	level of maintenance expenditure required to obtain the future economic benefits; and

•	the period of control over the asset and legal or similar limits on the use of the asset.

The useful life of each tangible asset has been identified through discussions with management and with considerations of the factors outlined above.

The indefinite useful life assumption for ISE’s license reflects the fact that the exchange licenses granted by the SEC do not possess finite terms nor do they require periodic renewal (IAS 38.90 (a)). However, ISE must operate its exchange in accordance with all SEC regulations in order to maintain the license. Because the license is necessary for the operation of the exchange, ISE is expected to continue to abide by all such regulations. Looking at the exchange industry, Deutsche Börse observes that many exchanges operate their businesses for a long period of time (IAS 38.90 (d)). There are no legal, regulatory, contractual, competitive, technological, commercial or other factors that would limit the use of the license. In accordance with paragraph 88 of IAS 38, Deutsche Börse has identified no foreseeable limit to the period over which the asset is expected to generate net cash inflows for ISE. The accounting treatment is in line with related transactions in this or similar sectors in the past.

As part of the business combination with STOXX Ltd., Deutsche Börse AG acquired the brand “STOXX” consisting of the trademark and the index methodology. Index methodologies relating to STOXX indices consist of the formulas and methods required to maintain and calculate the subject indices. The legal protection varies between countries. Deutsche Börse respectfully submits that the brand is protected on a world wide basis, well known in the market place and is valuable to the business operations of STOXX Ltd. The use of the brand is not determined by a specific management team of STOXX Ltd., but by the fact that the management team has a detailed industry specific knowledge (IAS 38. 90 (a)). Deutsche Börse Group expects to continue

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

April 25, 2011

to use these trademarks in the current and futures operations of STOXX. For issuers of financial products as well as for investors, the underlying index is a key factor in deciding how a product should be designed or where to invest. Since issuers of exchange traded funds aim to duplicate a certain index, they require consistency and transparency regarding the index calculation (IAS 38.90 (d)). Thus, the index methodology greatly determines the quality of an index. Therefore, index providers rarely adjust the methodology of existing indices (IAS 38.90 (c)). Based on the history of the STOXX brand, its current usage, its recognition in the marketplace and the outlook (IAS 38.90 (a)), the economic life is assumed to be indefinite. Based on the analysis regarding the factors mentioned in IAS 38.90 Deutsche Börse Group concluded that there was no foreseeable limit to the period over which the brand was expected to generate net cash inflows for the entity in accordance with IAS 38.88.

93.	Please provide us with your analysis supporting your determination that member relationships and market data customer relationships of ISE have a useful life of 30 years.

Deutsche Börse supplementally informs the Staff that ISE has established relationships with a number of members (e.g., banks, broker dealers, hedge funds, etc.) that are responsible for providing order flow and facilitating orderly trading in the different listed options products traded on the exchange. These members pay membership fees and incur transactions costs in order to trade on the exchange. As such, their activities are responsible for generating the transaction and membership fees earned by the exchange. This asset meets the contractual criterion for recognition apart from goodwill.

Based on historical trading revenue attrition data and discussions with ISE’s management regarding the nature of the relationship with institutional customers, Deutsche Börse has estimated a 30 year average life for the member relationships. The useful life is based on the period of time in which the cumulative undiscounted cash flows reach 95% of the total undiscounted cash flows. This reflects the fact that the member relationships are expected to be long-standing as management anticipates that past customer loyalty will repeat itself.

Projected volume-weighted attrition of the existing members and the market data customers, as of the valuation date, was estimated at 3% and was initially based on ISE’s historical volume-weighted attrition data. As the attrition rate has decreased since the merger, there was no need to adjust the economic life of 30 years.

27. Liabilities, page FIN-123

94.	Please revise your filing to disclose the terms and interest rates for your interest bearing liabilities.

The Registration Statement has been revised on page FIN-114 in response to the Staff’s comment.

29. Other current provisions, page FIN-124

95.	We note your discussion of legal proceedings beginning on page 227 and your litigation provision, please tell us how you have complied with paragraphs 86 of IAS 37, or tell us how you determined that it was not necessary to provide a brief description of the nature of any

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

April 25, 2011

contingencies, an estimate of their financial effect, an indication of the uncertainties relating to the amount or timing, and the possibility of any reimbursement.

Deutsche Börse supplementally informs the Staff that Deutsche Börse management currently believes that the likelihood of payment in settlement of the claims mentioned within the Registration Statement is remote. IAS 37.86 only requires disclosures if the possibility of any outflow in settlement is higher than remote. Accordingly, Deutsche Börse Group has not provided such disclosure concerning contingent liabilities..

The litigation provision mainly includes litigation defense costs that are expected to be incurred in defending against the claims described in the Registration Statement.

34. Classification of financial instruments under IAS 39, page FIN-128

96.	Please tell us how you have complied with IAS 39, or tell us how you determined that it was appropriate to record the net investment hedge at amortized costs.

Deutsche Börse supplementally informs the Staff that the U.S. dollar private placements issued in 2008 were designated with regards to the U.S. dollar exposure as hedging instruments. Accordingly, the liabilities were accounted for using the amortized cost method in U.S. dollars and translated into euros with the rate prevailing at the balance sheet date and the foreign exchange differences reflected in other comprehensive income in accordance with IAS 39.102, IAS 39 IG E 3.4.

38. Reconciliation to cash and cash equivalents, page FIN-136

97.	Please tell us how you have complied with IAS 7, or tell us how you determined that it was appropriate to increase cash equivalents by current receivables from banking business and to reduce cash equivalents by current liabilities from banking business.

Deutsche Börse supplementally informs the Staff that only cash and cash equivalents are included in Deutsche Börse Group’s cash funds. Cash equivalents only include investments that are held as part of the liquidity reserve. They are readily convertible into cash without significant losses in value and are only subject to minor changes in value. Bank overdrafts, which are repayable at any time and which are an integral part of Deutsche Börse Group’s cash management, are included in Deutsche Börse’s cash and cash equivalents.

Current receivables from banking business comprise short-term reverse repurchase agreements, money market placements and balances on nostro accounts and available for sale securities. Current liabilities from banking business mainly include customer deposits from settlement business and money market lendings. As the balances out of the settlement business are determined by Clearstream’s customers and are therefore not manageable by Deutsche Börse Group, only the net balance of the current receivables and liabilities from banking business (adjusted by available for sale securities which are not part of the cash funds) is classified as an integral part of Deutsche Börse Group’s cash management and accordingly classified as cash equivalents.

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

April 25, 2011

41. Financial risk management

Summary, page FIN-151

98.	Please tell us and revise your filing to disclose how you quantitatively calculated your risk bearing capacity of €2,540 million disclosed on page FIN-151.

The Registration Statement has been revised on page FIN-145 in response to the Staff’s comment.

42. Other financial obligations, page FIN-158

99.	Please tell us how you have accounted for the investment protection agreement and the cooperation agreement with SIX Swiss Exchange AG. Within your response, please reference the authoritative accounting literature management relied upon.

Deutsche Börse supplementally informs the Staff that the investment protection agreement includes extraordinary termination rights for SIX Swiss Exchange AG. Deutsche Börse has examined the termination rights to determine whether they are controlled by SIX Swiss Exchange AG or can only be exercised if external events occur that are outside of the control of SIX Swiss Exchange AG. SIX Swiss Exchange AG only has an extraordinary termination right if Deutsche Börse AG is acquired by another exchange organization. Accordingly, neither SIX Swiss Exchange AG nor Deutsche Börse AG can control the termination right, which may indicate that the termination right could be classified as a liability instrument because it is not possible for Deutsche Börse AG to avoid any payments. Nevertheless, it is possible to classify the termination right as an equity instrument if the occurrence of the conditions is very unlikely, extremely rare or highly abnormal (IAS 32 AG 28). Because the event is very unlikely, Deutsche Börse has classified the termination rights as equity instruments and has not recognized a liability for the compensation payment.

Deutsche Börse has disclosed a contingent liability with respect to the cooperation agreement between SIX Swiss Exchange AG and Deutsche Börse AG based on IAS 37.10 (a), IAS 37.23 and IAS 37.28. To recognize a liability, there must be not only a present obligation but also the probability of an outflow of resources embodying economic benefits to settle the obligation. Because the contract has not been terminated, nor any indications of termination have occurred, there is no present obligation for Deutsche Börse AG. The termination rights of SIX Swiss Exchange AG are derivatives under IAS 39 showing no fair value as of the closing dates based on the contractual compensation calculation.

45. Related party disclosures, page FIN-166

100.	Please tell us how you have complied with IAS 24, or tell us how you can substantiate that these related party transactions were effected on an arm’s length basis.

In response to the Staff’s comment, the references have been deleted in Amendment No. 1.

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

April 25, 2011

Part II

Item 21. Exhibits and Financial Statement Schedules, page II-1

101.	Please submit all exhibits as promptly as possible. We will review the exhibits prior to granting effectiveness of the registration statement and may have further comments after our review. If you are not in a position to file the tax opinions with the next amendment, please provide draft copies for us to review. In addition, we note the exhibit list includes “form of” legal opinions. Please advise us if you do not intend on filing final, executed opinions prior to effectiveness of the registration statement.

All exhibits that have not been previously filed are being submitted with this Amendment No. 1. Each legal counsel providing a form of legal opinion intends to file final, executed opinions prior to effectiveness of the Registration Statement.

Item 22. Undertakings, page II-8.

102.	Please include the undertakings required by Items 512(a)(5) and 512(a)(6) of Regulation S-K or advise us why such revision is not necessary.

The Registration Statement has been revised on pages II-9 and II-10 in response to the Staff’s comment.

103.	Please file updated consents from Perella Weinberg Partners LLP and Deutsche Bank Securities Inc. with each amendment to the registration statement.

We confirm that with each amendment to the Registration Statement, the consents of Perella Weinberg Partners LLP, Deutsche Bank Securities Inc. and J.P. Morgan Securities LLC will be filed.

Alternative Information for the Exchange Offer Prospectus – ALT-1

104.	Tell us why the Summary of the exchange offer prospectus won’t include cross-references to the body of the exchange offer prospectus.

The Staff is supplementally informed that the summary of the exchange offer prospectus does not include cross-references because, according to conversations between the German Federal Financial Supervisory Authority (“BaFin”) and the parties’ German legal counsel, the BaFin requires that the summary be able to stand on its own as a complete summary of the exchange offer, and that BaFin views references in the summary to the main body of the document to undermine this requirement (and, therefore, does not permit such cross-references in the offer document).

Exchange Offer – Offer Condition – Exchange Listings, page, ALT-3

105.	See our comments above. All offer conditions, other than those relating to regulatory approvals necessary to consummation of the exchange offer, must be satisfied or waived as of the expiration date and time of the initial acceptance period. Please explain what you

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

April 25, 2011

mean by the reference to the “condition subsequent” here relating to the exchange listing of the Holdco shares. In particular, explain when such condition will be satisfied or waive in relation to the offer expiration.

The Registration Statement has been revised beginning on page ALT-3 in response to the Staff’s comment to eliminate any reference to a “condition subsequent.”

106.	See our last comment above. Provide the same clarification with respect to the material adverse effect condition discussed on pages ALT 6-7. We may have further comments.

The Registration Statement has been revised on page ALT-4 in response to the Staff’s comment to clarify that the material adverse effect condition must be satisfied or waived prior to the expiration of the offer acceptance period.

Responsibility for the Contents, page ALT-10

107.	Revise to reconcile the statement in the last sentence of this section with your duty to update under US law.

The Registration Statement has been revised on page ALT-5 in response to the Staff’s comment.

Updates, page ALT-54

108.	Revise to indicate that the offer is also subject to US law with respect to your legal obligation to update the offer materials.

The Registration Statement has been revised on page ALT-55 in response to the Staff’s comment.

Offer Conditions, page ALT-55

109.	See our comment above regarding the satisfaction or waiver of offer conditions as of expiration of the initial offering period rather than “in due time,” as indicated here on page ALT-60.

The Staff is supplementally informed that the phrase “in due time,” as used as the sentence, refers to both a waiver and a non-satisfaction of an offer condition. Although most offer conditions must be waived prior to the expiration of the offer acceptance period, regulatory conditions may still be fulfilled until March 31, 2012.

Possible Parallel Acquisitions, page ALT-75

110.	Tell us how you intend to purchase Deutsche Börse shares outside the exchange offer, consistent with Exchange Act Rule 14e-5. If you believe you are eligible for an exemption from Exchange Act Rule 14e-5, outline the facts supporting your reliance on such exemption in your response letter.

Any purchase outside of the exchange offer would be done in accordance with Rule 14e-5(b)(12). Pursuant to Exchange Act Rule 14e-4(b)(12), purchases or arrangements to purchase by an

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

April 25, 2011

offeror and its affiliates are permitted under the rule so long as certain conditions are met, including that such intention is disclosed in the U.S. offer document.

Possible structural measures, page ALT-92

111.	With respect to each of the possible post-transaction “structural measures” you may use to acquire remaining Deutsche Börse shares after the exchange offer, discuss what US tender offer or other rules would or may apply. For example, to the extent that remaining shareholders would have the right to “put” their shares to the acquiror after the transaction, US tender offer rules would likely apply, although we understand such a put option may not be considered a tender offer under German law. Discuss here or in the form of prospectus to be provided to Deutsche Börse shareholders.

The Registration Statement has been revised beginning on page ALT-77 in response to the Staff’s comment.

112.	See our last comment above. To the extent that you reduce or waive the minimum tender condition below the 75% figure needed to enter into a domination agreement, the offer materials, including the prospectus must be revised to fully discuss the impact on Holdco’s ability to exercise control over the combined entity even at an acceptance level above a majority. In addition, other revisions to the prospectus disclosure, including to the pro forma financial information presented there, may be necessary, which in turn may require an extension of the offer period and the dissemination of revised offer materials. Please confirm your understanding in your response letter.

Holdco, Deutsche Börse and NYSE Euronext confirm their obligations to revise the prospectus disclosure and, if required in light of such revisions, to extend the offer period and disseminate revised offer materials, as set forth in Comment No. 112.

Settlement of the Exchange Offer and Receipt of Offer Consideration, page ALT-115

113.	See our comments above regarding satisfaction or waiver of all non-regulatory offer conditions as of the end of the initial acceptance period. The disclosure here indicates that “at least some” of the completion conditions will not be satisfied or waived as of this date. Supplementally indicate whether such conditions are regulatory conditions necessary to the consummation of the offer. We may have further comments.

We respectfully refer the Staff to the response to Comment 35.

114.	See our last comment. If there is a possibility that regulatory or other conditions may significantly delay payment for tendered shares in a situation where tendering holders are not able to withdraw their tendered shares, we may have concerns. Please contact Christina Chalk at the number provided at the end of this letter to discuss.

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

April 25, 2011

We respectfully refer the Staff to the memorandum of Linklaters LLP and Wachtell, Lipton, Rosen & Katz submitted to the Staff on April 18, 2011 regarding the prompt payment requirement under Exchange Act Rule 14e-1(c).

Stock Exchange Trading in Tendered Deutsche Börse shares, page ALT-115

115.	Briefly explain the as tendered trading market for the benefit of US shareholders who may have little familiarity with it.

The Registration Statement has been revised on page ALT-95 in response to the Staff’s comment.

Division of Trading and Markets

Pages 32, 35, 76, 82, 146, 177, 181, 192, 194, 379, 380, 405, 406 and 438

116.	Please update these sections to reflect the comments of the Division of Trading and Markets concerning voting and ownership limitations as well as other provisions to be placed in Holdco’s Articles of Association.

The Registration Statement has been revised on pages 37, 152, 402 through 411, 420 through 442, and elsewhere, as appropriate, in response to the Staff’s comment.

117.	Please update the status of the NYPC joint venture.

NYSE Euronext supplementally informs the Staff that the status of the NYPC joint venture was updated in the Registration Statement filed with the Commission on April 7, 2011. The information appears on pages 360 and 361 of Amendment No. 1.

118.	Please include a discussion of ISE’s role in the section of NYSE’s reliance on FINRA to perform regulatory functions and specifically disclose whether ISE has a regulatory services agreement in place with FINRA and the terms and conditions of such agreement.

The Registration Statement has been revised on page 59 and 60 in response to the Staff’s comment.

119.	Please disclose any analogous U.S. conflict of interest provisions that may exist between Deutsche Börse Group’s and NYSE Euronext’s for-profit status and their regulatory responsibilities.

The Registration Statement has been revised on page 61 in response to the Staff’s comment.

120.	Please disclose the voting and ownership limits set forth in Holdco’s Articles of Association.

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

April 25, 2011

The Registration Statement has been revised on page 152 and pages 403 trough 407 in response to the Staff’s comment.

121.	Please amend the disclosure regarding the legal structure of Holdco’s group to reflect that the U.S. businesses and assets will be indirectly owned by non-U.S. legal entities.

The Registration Statement has been revised on page 156 in response to the Staff’s comment.

122.	Please update the discussion of SEC approvals and remove any brackets.

The Registration Statement has been revised on page 167 in response to the Staff’s comment.

123.	Please provide a discussion of the Holdco’s Articles of Association following the Combination.

The Registration Statement has been revised on page 187 in response to the Staff’s comment.

124.	Please include disclosure that NYSE Amex Options and NYSE Arca Options are equity holders of and have representation on the Board of Directors of the Options Clearing Corporation.

The Registration Statement has been revised on page 297 in response to the Staff’s comment.

125.	Please revise discussion of NYSE Euronext’s Global Technology Group to clarify that notwithstanding migration to common trading platforms and linkages that the individual exchanges remain separate liquidity pools and that access to the exchanges must be made through a member of the exchange.

The Registration Statement has been revised on page 307 in response to the Staff’s comment.

126.	Please update the status of the NYSE BlueTM Joint Venture and include it in the organizational charts.

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

April 25, 2011

The Registration Statement has been revised on pages 67 and 186 in response to the Staff’s comment.

127.	Please disclose the regulatory functions that ISE performs on behalf of EDGA and EDGX.

The Registration Statement has been revised on pages 392 and 393 in response to the Staff’s comment.

128.	Please update the discussion of the Dodd-Frank Wall Street and Consumer Protection Act.

The Registration Statement has been revised on page 395 in response to the Staff’s comment.

129.	Please revise description of transferability of shares to reflect comments the Division of Trading and Markets made concerning voting and ownership limitations as well as other provisions to be placed in Holdco’s Articles of Association.

The Registration Statement has been revised under the headings “Description of the Shares of Holdco” beginning on page 398 and “Comparison of Shareholder Rights Before and After the Combination” beginning on page 421 in response to the comments of the Division of Trading and Markets concerning voting and ownership limitations as well as other provisions to be placed in Holdco’s Articles of Association. Holdco, Deutsche Börse and NYSE Euronext believe that the additional disclosure addresses the Staff’s comment.

*        *        *

If you have any questions, please do not hesitate to contact the undersigned at (212) 403-1327 or David K. Lam at (212) 403-1394 of Wachtell Lipton, or Scott I. Sonnenblick of Linklaters LLP at (212) 903-9292.

Very truly yours,

/s/David C. Karp

David C. Karp

Enclosures

cc:	Connie Kiggins
Drew Zimmerman
Jennifer Monick
Kevin Woody

Mr. Michael McTiernan

U.S. Securities and Exchange Commission

April 25, 2011

Christina Chalk

Angela McHale

John Roeser

Securities and Exchange Commission

Marcus P. Thompson

Stéphane Biehler

Alpha Beta Netherlands Holding N.V.

Duncan L. Niederauer

John K. Halvey

NYSE Euronext

Reto Francioni

Roger Müller

Deutsche Börse AG

Scott I. Sonnenblick

Linklaters LLP

David K. Lam

Wachtell, Lipton, Rosen & Katz